Equity - Schedule of Changes in Equity (Detail) - EUR (€)		6 Months Ended				9 Months Ended	12 Months Ended
	Jan. 27, 2021	Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021	Dec. 31, 2021		Dec. 31, 2020		Jul. 31, 2020
Disclosure of classes of share capital [line items]
Ordinary shares issued and fully paid as at January 1		483,715,048	[1]	464,146,646	[1]		464,146,646	[1]	458,274,730
Share buy-back during the year	5,886,567	(24,993,271)		(5,886,567)			(5,886,567)
Issued during the period		31,475,691		25,454,969		25,454,969	25,454,969		5,871,917		13,638,493
Ordinary shares issued and fully paid as at June 30		490,197,468		483,715,048		483,715,048 [1]	483,715,048	[1]	464,146,646	[1]
Issued during the period				€ 16,716,000					€ 6,221,000
Increase (decrease) due to corrections of prior period errors [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued and fully paid as at January 1									409,592,674
Previously stated [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued and fully paid as at January 1									54,553,972
Parent [member]
Disclosure of classes of share capital [line items]
Beginning balance		€ 0				€ 0
Issued during the period						0
Ending balance						€ 0	€ 0

[1]	Shares in issue prior to January 27, 2022 have been retrospectively adjusted for the impact of the share issuance to Pre-Closing Holders at a fixed ratio of 8.51 for 1 as described in note 4.